OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 3,371.3	$ 2,981.9
Products
Disclosure of operating segments [line items]
Revenue	1,403.6	1,359.7
Training and services
Disclosure of operating segments [line items]
Revenue	$ 1,967.7	$ 1,622.2